April 30, 2001

                        THE DREYFUS/LAUREL FUNDS, INC.

                   DREYFUS DISCIPLINED SMALL CAP STOCK FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2001

At a meeting of the Board of Directors of The Dreyfus/Laurel Funds, Inc. (the "Company") held on April 26, 2001, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") between the Company, on behalf of Dreyfus Disciplined Smallcap Stock Fund (the "Acquired Fund"), and MPAM Funds Trust, on behalf of the MPAM Small Cap Stock Fund (the "Acquiring Fund"). The Plan provides for the transfer of assets of the Acquired Fund to the Acquiring Fund in a tax-free exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, the distribution of shares of the Acquiring Fund to Acquired Fund shareholders and the subsequent termination of
the    Acquired    Fund    (the "Reorganization").

   It is currently contemplated that shareholders of the Acquired Fund will be asked to approve the Plan on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about September 25, 2001. If the Plan is approved, the Reorganization will become effective on or about October 1, 2001. In anticipation of the Reorganization, effective immediately, the Acquired Fund is closed to any investments for new accounts and the Acquired Fund's redemption fee will be waived with respect to any of its shares redeemed or exchanged. In addition, effective on or about August 31, 2001, the Acquired Fund will be closed to any investments in any accounts.

A Proxy Statement/Prospectus with respect to the proposed Reorganization will be  mailed  prior  to the meeting to holders of record of shares of the Acquired
Fund   on   the   record   date   (on   or   about  July  9,  2001). The  Proxy
Statement/Prospectus will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-896-8167.

                                                                       041s0401

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                                                                 April 30, 2001

                        THE DREYFUS/LAUREL FUNDS, INC.

                  DREYFUS DISCIPLINED INTERMEDIATE BOND FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2001

At a meeting of the Board of Directors of The Dreyfus/Laurel Funds, Inc. (the "Company" ) held on April 26, 2001, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") between the Company, on behalf of Dreyfus Disciplined Intermediate Bond Fund (the "Acquired Fund"), and MPAM Funds Trust, on behalf of the MPAM Bond Fund (the "Acquiring Fund"). The Plan provides for the transfer of assets of the Acquired Fund to the Acquiring Fund in a tax-free exchange for shares of beneficial interest of the
Acquiring  Fund  and  the  assumption  by  the  Acquiring  Fund  of  the  stated
liabilities of the Acquired Fund, the distribution of shares of the Acquiring Fund to Acquired Fund shareholders and the subsequent termination of the
Acquired    Fund    (the "Reorganization").

   It is currently contemplated that shareholders of the Acquired Fund will be asked to approve the Plan on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about September 25, 2001. If the Plan is approved, the Reorganization will become effective on or about October 1, 2001. In anticipation of the Reorganization, effective immediately, the Acquired Fund is closed to any investments for new accounts and effective on or about August 31, 2001 the Acquired Fund will be closed to any investments in any accounts.

A Proxy Statement/Prospectus with respect to the proposed Reorganization will be  mailed  prior  to the meeting to holders of record of shares of the Acquired
Fund   on   the   record   date   (on   or   about  July  9,  2001). The  Proxy
Statement/Prospectus will describe the Acquiring Fund and other matters. Investors may obtain a free copy of the Prospectus of the Acquiring Fund by calling 1-800-896-8167.

                                                                       302s0401